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                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               REPORT FOR CALENDAR MONTH ENDING:  March 31, 2001

                Name of Registrant :  The SMALLCap Fund, Inc. TM
                                      By:  Fran Pollack-Matz,  Secretary

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                                                                    Approximate Asset
                                                                  Value or approximate
                                    Number of                      asset coverage per
Date of each    Identification        Shares        Price per       share at time of      Name of Seller or
 Transaction      of Security       Purchased         Share             purchase          of Seller's Broker
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
    3/01/01        Common Stock          700          $11.570            $12.861           Weeden & Co. LP
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    3/02/01        Common Stock        2,200           11.620             12.919           Weeden & Co. LP
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    3/05/01        Common Stock        2,200           11.669             12.981           Weeden & Co. LP
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    3/08/01        Common Stock        3,100           11.900             13.365           Weeden & Co. LP
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    3/09/01        Common Stock        3,100           11.803             13.224           Weeden & Co. LP
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    3/09/01        Common Stock       15,000           11.770             13.224           Weeden & Co. LP
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    3/12/01        Common Stock        4,200           11.600             12.895           Weeden & Co. LP
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    3/12/01        Common Stock       10,000           11.600             12.895           Weeden & Co. LP
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    3/14/01        Common Stock        2,000           11.180             12.425           Weeden & Co. LP
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    3/16/01        Common Stock        2,800           10.836             12.064           Weeden & Co. LP
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    3/19/01        Common Stock          600           10.580             11.757           Weeden & Co. LP
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    3/20/01        Common Stock       10,000           10.700             11.929           Weeden & Co. LP
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    3/20/01        Common Stock        3,400           10.712             11.929           Weeden & Co. LP
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    3/21/01        Common Stock        3,200           10.639             11.860           Weeden & Co. LP
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    3/22/01        Common Stock        1,500           10.480             11.649           Weeden & Co. LP
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    3/22/01        Common Stock       10,000           10.480             11.649           Weeden & Co. LP
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    3/28/01        Common Stock        3,500           10.753             11.995           Weeden & Co. LP
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    3/29/01        Common Stock       10,000           10.770             11.995           Weeden & Co. LP
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